Unaudited Summarized Quarterly Financial Information (Schedule of Quarterly Financial Information) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Information [Line Items]
Sales	$ 65,172	$ 59,730	$ 63,121	$ 38,800	$ 89,590	$ 75,253	$ 86,692	$ 43,163	$ 95,284	$ 67,213	$ 77,407	$ 69,339
Cost of sales	(54,849)	(46,635)	(51,121)	(31,885)	(80,313)	(62,134)	(72,368)	(31,362)	(146,476)	(49,025)	(60,501)	(95,124)
Gross (loss) profit	10,323	13,095	12,000	6,915	9,277	13,119	14,324	11,801	(51,192)	18,188	16,906	(25,785)
Other income, costs and expenses, net	(141,249)	(52,795)	(23,085)	(18,092)	(123,924)	(21,161)	(18,983)	(20,320)	(30,432)	(29,908)	22,770	(43,408)
(Loss) income before benefit from income taxes	(130,926)	(39,700)	(11,085)	(11,177)	(114,647)	(8,042)	(4,659)	(8,519)	(81,624)	(11,720)	39,676	(69,193)	(192,888)	(135,867)	(122,861)
Benefit from (Provision for) income taxes			(10)		347			65	101,830	56		22	(10)	412	101,908
Consolidated net (loss) income	(130,926)	(39,700)	(11,095)	(11,177)	(114,300)	(8,042)	(4,659)	(8,454)	20,206	(11,664)	39,676	(69,171)	(192,898)	(135,455)	(20,953)
Less: net loss (income)-non-controlling interest	(374)	66	(76)	(48)	(1,451)	29	121	(30)	520	27	(289)	170	(432)	(1,331)	428
Net (loss) income	$ (131,300)	$ (39,634)	$ (11,171)	$ (11,225)	$ (115,751)	$ (8,013)	$ (4,538)	$ (8,484)	$ 20,726	$ (11,637)	$ 39,387	$ (69,001)	$ (193,330)	$ (136,786)	$ (20,525)